Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, reserved for issuance pursuant to the Seventeenth, Eighteenth and Nineteenth Series Restricted Stock Units of Sony Group Corporation
Amount Registered | shares	2,657,167	[1]
Proposed Maximum Offering Price per Unit | $ / shares	27.588556
Maximum Aggregate Offering Price	$ 73,307,400.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,123.75
Offering Note	The Proposed Maximum Offering Price Per Unit of Common Stock has been calculated solely for the purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act of 1933, as amended. The Proposed Maximum Offering Price Per Unit of Common Stock is based on ¥4,252.50 per share, the average of the high and low prices of the Common Stock, as reported on the Tokyo Stock Exchange on October 30, 2025. The Proposed Maximum Offering Price Per Unit of Common Stock is converted to U.S. dollars based on the New York foreign exchange rate for October 30, 2025 of ¥154.14 = $1.00 as published in the Wall Street Journal on October 30, 2025.

[1]	Consists of shares of common stock (the “Common Stock”) of Sony Group Corporation (the “Registrant”) to be disposed upon vesting of restricted stock units pursuant to the Seventeenth, Eighteenth and Nineteenth Series Restricted Stock Units of Sony Group Corporation (the “Plan”). Such indeterminable number of additional shares of Common Stock as may be disposable pursuant to the operation of the recapitalization and adjustment provisions of the Plan are also registered hereby.